Land Use Rights (Tables)	6 Months Ended
Mar. 31, 2023
Land Use Rights [Abstract]
Schedule of Land Use Rights	Land use rights as of March 31, 2023 and September 30, 2022 consisted of the following:
	March 31, 2023	September 30, 2022
Land use rights, cost	$1,592,278	$1,537,236
Less: accumulated amortization	(499,200)	(467,345)
Land use rights, net	$1,093,078	$1,069,891